CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Preferred Stock Member Series B Preferred Stock	Preferred Stock Member Series C Preferred stock	Preferred Stock Member Series D preferred stock	Common Stock Member	Additional Paid-in Capital	Other Comprehensive Income / (Loss)	Retained Earnings/ (Accumulated Deficit)	Total
Net income/(loss)							$ (10,535)	$ (10,535)
Issuance of preferred stock, shares (note 9(c) and (d))		10,675
Issuance of preferred stock, value (Note 9(c) and (d))					$ 960			960
Issuance of restricted stock and compensation cost, shares (Note 9(g))				2,000,000
Issuance of restricted stock and compensation cost, value (Note 9(g))				$ 20	7,561			7,581
Stock repurchased and retired (Note 9(e)) (in shares)				(14,571,012)
Stock repurchased and retired (Note 9(e))				$ (146)	(49,533)			(49,679)
Dividends on series B preferred stock (Note 9(b))							(5,769)	(5,769)
Other comprehensive income/(loss)						$ (178)		(178)
Balance of shares at Dec. 31, 2019	2,600,000	10,675		91,193,339
Balance of shares at Dec. 31, 2018	2,600,000			103,764,351
Balance at Dec. 31, 2019	$ 26			$ 912	1,021,633	109	(452,616)	570,064
Balance at Dec. 31, 2018	$ 26			$ 1,038	1,062,645	287	(436,312)	627,684
Net income/(loss)							(134,197)	(134,197)
Issuance of restricted stock and compensation cost, shares (Note 9(g))				2,200,000
Issuance of restricted stock and compensation cost, value (Note 9(g))				$ 22	10,489			10,511
Stock repurchased and retired (Note 9(e)) (in shares)				(4,118,337)
Stock repurchased and retired (Note 9(e))				$ (41)	(11,958)			(11,999)
Dividends on series B preferred stock (Note 9(b))							(5,769)	(5,769)
Other comprehensive income/(loss)						(40)		(40)
Balance of shares at Dec. 31, 2020	2,600,000	10,675		89,275,002
Balance of shares at Dec. 31, 2019	2,600,000	10,675		91,193,339
Balance at Dec. 31, 2020	$ 26			$ 893	1,020,164	69	(592,582)	428,570
Balance at Dec. 31, 2019	$ 26			$ 912	1,021,633	109	(452,616)	570,064
Net income/(loss)							57,394	57,394
Issuance of preferred stock, shares (note 9(c) and (d))			400
Issuance of preferred stock, value (Note 9(c) and (d))					254			254
Issuance of restricted stock and compensation cost, shares (Note 9(g))				8,260,000
Issuance of restricted stock and compensation cost, value (Note 9(g))				$ 83	7,359			7,442
Stock repurchased and retired (Note 9(e)) (in shares)				(12,862,744)
Stock repurchased and retired (Note 9(e))				$ (129)	(45,240)			(45,369)
Dividends on series B preferred stock (Note 9(b))							(5,769)	(5,769)
Dividends on common stock (Note 9(f))							(8,820)	(8,820)
OceanPal Inc. spin-off (Notes 2(aa), 3 and 9(f))							(40,509)	(40,509)
Other comprehensive income/(loss)						2		2
Balance of shares at Dec. 31, 2021	2,600,000	10,675	400	84,672,258
Balance of shares at Dec. 31, 2020	2,600,000	10,675		89,275,002
Balance at Dec. 31, 2021	$ 26			$ 847	982,537	71	(590,286)	393,195
Balance at Dec. 31, 2020	$ 26			$ 893	$ 1,020,164	$ 69	$ (592,582)	$ 428,570